Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

21. Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Interest paid on outstanding debt	$238	$233	$237
Income tax payments	273	341	387
Income tax refunds	18	12	13